Capital and Reserves - Schedule of Share Purchase Warrant (Details) (Parenthetical) - Warrants [Member] - CAD ($)	1 Months Ended
	Nov. 30, 2016	Sep. 30, 2015	Mar. 31, 2018		Sep. 30, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Number of warrants exercised			(6,555,555)
2015 Loan Agreement [Member]
Statement Line Items [Line Items]
Number of share purchase warrants issued		5,555,555
Fair value of warrants at issue		$ 322,143
Warrants price per shares		$ 0.058
Risk-free rate		0.51%
Expected volatility		130.00%
Market price		$ 0.09
Expiry term		2 years
Dividend yield
Number of warrants exercised			(1,555,555)	[1]	1,555,555	4,000,000
2016 Loan Agreement [Member]
Statement Line Items [Line Items]
Number of share purchase warrants issued	10,000,000
Fair value of warrants at issue	$ 607,406
Warrants price per shares	$ 0.061
Risk-free rate	0.79%
Expected volatility	135.00%
Market price	$ 0.08
Expiry term	3 years
Dividend yield
Number of warrants exercised			(5,000,000)	[2]	5,000,000
Warrant expire date	Nov. 30, 2019

[1]	In September 2015, 5,555,555 share-purchase warrants were issued pursuant to the 2015-Loan Agreement (note 8); the fair value of these warrants at issue was determined to be $322,143 at $0.058 per warrant, using the Black Scholes option pricing model and based on the following assumptions: risk-free rate of 0.51%; expected volatility of 130%; the underlying's market price of $0.09, expiry term of 2 years; and dividend yield of nil. In March 2017, 4,000,000 of these warrants were exercised and in September 2017, the remainder of 1,555,555 warrants were exercised.
[2]	In November 2016, 10,000,000 share-purchase warrants were issued pursuant to the 2016-Loan Agreement (note 8); the fair value of these warrants at issue was determined to be $607,406 at $0.061 per warrant, using the Black Scholes option pricing model and based on the following assumptions: risk-free rate of 0.79%; expected volatility of 135%; the underlying's market price of $0.08, expiry term of 3 years; and dividend yield of nil. These warrants expire in November 2019. In September 2017, 5,000,000 of these warrants were exercised.